OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Payables to non-trade vendors and service providers	$ 3,102,018	$ 225,274
Salary payables	393,944	126,200
Other miscellaneous payables	132,847	86,825
Total other payables and accrued liabilities	$ 3,628,809	$ 438,299